Offsetting financial assets and financial liabilities - Financial Assets Subject to Offsetting, Enforceable Master Netting Arrangements and Similar Agreements (Parenthetical) (Detail) - CAD ($)
$ in Billions
	Oct. 31, 2019	Oct. 31, 2018
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements [abstract]
Financial cash collateral received	$ 11.6	$ 10.7
Financial non-cash collateral received	307.5	296.7
Cash margin to offset against derivative assets balance on balance sheet	$ 3.6	$ 2.2